Derivatives (Details) - Schedule of Derivatives on the Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Successor [Member]
Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain (loss) on unsettled derivatives	$ 443,349	$ (1,997,247)
Total loss on settled derivatives	(102,541)	(137,154)
Net gain (loss) on derivatives	$ 340,808	$ (1,997,247)
Predecessor [Member]
Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain (loss) on unsettled derivatives			$ 584,024
Total loss on settled derivatives			(166,990)
Net gain (loss) on derivatives			$ (417,034)